U.S. Treasury Money Fund
U.S. Treasury Money Fund
Investment Objective
The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		U.S. Treasury Money Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		U.S. Treasury Money Fund
Management fees		0.30%
Distribution and service (12b-1) fees		none
Other expenses		0.15%
Total annual fund operating expenses	[1]	0.45%
[1]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
U.S. Treasury Money Fund	46	144	252	567

Investments, Risks, and Performance Principal Investment Strategies
The fund is a money fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940 . The fund is managedto provide a stable share price of $1.00. The fund invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government, and repurchase agreements thereon. The remainder is invested in other securities backed by the full faith and credit of the U.S. government, and repurchase agreements thereon. The fund's weighted average maturity will not exceed 60 days , the fund'sweighted average life will not exceed 120 days , and the fund will not purchase any security with a maturity longer than what is permitted under Rule 2a-7. When calculating its weighted average maturity, a fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. A fund may not take into account these resets when calculating its weighted average life.

U.S. Treasury securities in which the fund may invest include Treasury bills and notes, and repurchase agreements thereon. The fund's other investments include securities backed by the full faith and credit of the U.S. government (such as Government National Mortgage Association mortgage-backed securities and certain corporate debt securities guaranteed by the Federal Deposit Insurance Corporation).

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or to shift assets into and out of higher-yielding securities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Recently, money market funds have experienced significant pressures from shareholder redemptions and historically low yields on the securities they can hold. There have been a very small number of money funds in other fund complexes that have "broken the buck," which means that those fund's investors did not receive $1.00 per share for their investment in those funds. You should be aware that the fund's investment adviser is under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund.

The fund should have minimal credit risk because it invests only in securities backed by the federal government, generally the most creditworthy issuer of fixed income instruments, and repurchase agreements on such securities. Credit risk refers to the risk that a fund's holdings will have their credit ratings downgraded or that their issuers or a counterparty will default (fail to make scheduled interest and principal payments).

The fund's primary risk is interest rate risk. The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates.

 During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or yields onpar with historical levels. In addition, the recent adoption of more stringent regulations governing the management of money funds could have a negative effect on the fund's yield and the fund's investment adviser may choose to discontinue its voluntary waiver of the fund's management fee at any time.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next. The fund's past performance is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

U.S. Treasury Money Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	03/31/01	1.29%
Worst Quarter	12/31/10	0.00%
The fund's return for the six months ended 6/30/ 11was 0.01%.
Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	10 Years
U.S. Treasury Money Fund	0.01%	1.99%	1.88%
U.S. Treasury Money Fund Lipper U.S. Treasury Money Market Funds Average	0.01%	1.81%	1.70%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .